Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Assets Pledged as Collateral with FRB	Assets pledged as collateral with the FRB were as follows:

	December 31, 2012	December 31, 2011
Commercial loans	$9,352	$6,559
Commercial real estate loans	16,700	21,007

	$26,052	$27,566

Loan Portfolio and Its Effect on CFBank's Financial Performance

CFBank had a $1.0 million line of credit with one commercial bank at December 31, 2012. There was no outstanding balance on this line of credit. Interest on this line accrues daily and is variable based on the commercial bank’s cost of funds and current market returns

	2012	2011	2010
Commercial bank lines of credit
Average daily balance during the year	$—	$—	$—
Average interest rate during the year	0.38%	1.44%	3.25%
Maximum month-end balance during the year	$—	$—	$—
Weighted average interest rate at year-end	0.38%	0.38%	3.25%